Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement of comprehensive income [abstract]
Net income	$ 2,299	$ 2,206	$ 993
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(35)	1,404	1,645
Net gains (losses) on hedges of net investments in foreign operations	162	(668)	(683)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(17)	22	4
Net gains (losses) on hedges of net investments in foreign operations	43	(186)	(190)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	101	900	1,148
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(178)	1,105	140
Reclassification of net (gains) losses to net income	460	(773)	(107)
Income tax expense (benefit):
Net gains (losses) in fair value	(52)	302	32
Reclassification of net (gains) losses to net income	146	(209)	(24)
Other comprehensive income net of tax available for sale financial assets net of tax	188	239	25
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	87	1,523	(204)
Reclassification of net (gains) losses to net income	(249)	(825)	663
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	74	469	(32)
Reclassification of net (gains) losses to net income	(117)	(283)	155
Other comprehensive income net of tax cash flow hedges	(119)	512	336
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	4	17	5
Income tax expense (benefit)	1	1	1
Other comprehensive income on finance income/(expense) from insurance contracts	3	16	4
Other comprehensive income (loss) from investments in associates	13	85	(62)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	268	90	260
Income tax expense (benefit)	85	25	78
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	183	65	182
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	3	17	4
Income tax expense (benefit)	(3)	5	(8)
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	6	12	12
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(246)	(379)	(264)
Income tax expense (benefit)	(68)	(106)	(73)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(178)	(273)	(191)
Other comprehensive income (loss) from investments in associates	(13)	0	(7)
Other comprehensive income (loss)	184	1,556	1,447
Comprehensive income (loss)	2,483	3,762	2,440
Comprehensive income (loss) attributable to non-controlling interests	58	59	(65)
Comprehensive income (loss) attributable to equity holders of the Bank	2,425	3,703	2,505
Preferred shareholders and other equity instrument holders	132	115	122
Common shareholders	$ 2,293	$ 3,588	$ 2,383